Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Provision for Income Taxes

For the years ended December 31,	2025	2024
Current Tax
Canada	540	1,141
United States	(1)	9
Asia Pacific	198	214
Other International	41	39
Total Current Tax Expense (Recovery)	778	1,403
Deferred Tax Expense (Recovery)	(231)	(474)
	547	929

Disclosure Of Reconciliation Of Accounting Profit From Continuing Operations Multiplied By Applicable Tax Rates Explanatory
The following table reconciles income taxes calculated at the consolidated combined federal and provincial Canadian statutory rate with the recorded income taxes:

For the years ended December 31,	2025	2024
Earnings (Loss) Before Income Tax	4,477	4,071
Canadian Statutory Rate (percent)	23.7	23.7
Expected Income Tax Expense (Recovery)	1,061	965
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	(37)	(34)
Non-Taxable Capital (Gains) Losses	(34)	45
Non-Recognition of Capital (Gains) Losses	(34)	45
Adjustments Arising From Prior Year Tax Filings	(37)	(31)
Recognition of U.S. Tax Basis	(54)	(77)
Cumulative Translation Adjustment	(298)	—
Other	(20)	16
Total Tax Expense (Recovery)	547	929
Effective Tax Rate (percent)	12.2	22.8

Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset Explanatory
The significant components of the Company's deferred income tax expense (recovery) for the years ended December 31, 2025, and December 31, 2024, and deferred income tax (assets) liabilities as at December 31, 2025, and December 31, 2024, are composed of the following:

	Deferred Income Tax Expense (Recovery)		Deferred Income Tax (Assets) Liabilities
	2025	2024	December 31, 2025	December 31, 2024
Property, Plant and Equipment, Net	(494)	(632)	6,825	5,255
Right-of-Use Assets, Net	(23)	76	520	470
Decommissioning Liabilities	(32)	(85)	(1,094)	(1,018)
Unused Tax Losses	336	240	(852)	(740)
Lease Liabilities	27	(70)	(743)	(683)
Compensation and Benefits	(20)	34	(140)	(118)
Other	(25)	(37)	(237)	(185)
Net Deferred Income Tax Expense (Recovery) and Liability	(231)	(474)	4,279	2,981

Disclosure of deferred taxes
Change in Deferred Income Tax Balances

	2025	2024
Net Deferred Income Tax Liability, Beginning of Year	2,981	3,492
Recognized in Deferred Income Tax Expense (Recovery)	(231)	(474)
Recognized in Other Comprehensive Income	3	15
Foreign Currency Translation Adjustment	45	(52)
Recognized on Acquisitions	1,481	—
Net Deferred Income Tax Liability, End of Year	4,279	2,981
Deferred Income Tax in Other Comprehensive Income

For the years ended December 31,	2025	2024
Deferred Income Tax Expense (Recovery) in OCI (1)
Pension and Other Post-Retirement Benefits	5	5
Private Equity Instruments	(2)	10
	3	15
(1)Other comprehensive income (“OCI”).

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits	The approximate amounts of tax pools available, including tax losses, are:

As at December 31,	2025	2024
Canada	12,135	10,086
United States	8,730	9,905
Asia Pacific	338	351
	21,203	20,342